Capital Management - Summary of Reconciliation of Net Operating Profit (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) unit_Time	Dec. 31, 2023 USD ($) unit_Time	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Borrowings	$ 2,495.6	$ 1,236.5
Add: Lease liability	450.2	436.4
Less: Cash and cash equivalents	860.2	648.7	$ 769.4	$ 524.7
Net debt	2,085.6	1,024.2
Adjusted EBITDA	$ 2,847.4	$ 2,428.3
Net debt to adjusted EBITDA ratio | unit_Time	0.73	0.42
Adjusted EBITDA to net finance charges ratio | unit_Time	22.4	23.6
Reconciliation of profit for the year to adjusted EBITDA:
Profit from continuing operations	$ 1,290.5	$ 745.2	708.7
Mining and income taxation	697.1	465.1	442.1
Royalties	147.7	116.4	110.4
Finance expense	50.4	62.9	72.5
Investment income	(28.7)	(24.9)	(13.3)
Foreign exchange loss	6.6	5.6	(6.7)
Depreciation and amortisation	627.4	795.3	844.3
Share-based payments	4.4	9.1	6.9
Long-term incentive plan	14.5	55.8	29.0
Restructuring costs	6.6	7.8	11.3
Silicosis settlement costs	(0.3)	(4.1)	(2.2)
Impairment of investments and assets	3.5	156.4
Profit on disposal of assets	(0.6)	(32.4)	(10.4)
Share of results of equity accounted investees, net of tax	53.6	32.6	2.9
Gruyere rainfall event	12.0	0.0	0.0
Yamana break fee	0.0	0.0	(300.0)
Yamana transaction costs	0.0	0.0	33.0
Rehabilitation (income)/expense	(1.2)	4.0
Ghana expected credit loss	0.0	33.2	$ 17.5
Other	31.8	0.3
Adjusted EBITDA	2,847.4	2,428.3
Rusoro Mining Limited
Reconciliation of profit for the year to adjusted EBITDA:
Profit on disposal of asset held for sale	$ (62.3)	$ 0.0